Loans receivable (Schedule of Allocation and Movement of Convertible Loan) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 22, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Loans receivable [Abstract]
Initial investment amount	¥ 558,000	$ 86,140	¥ 558,000
Allocation to Call Option	(16,000)
Recognized the interest income	7,145	$ (1,103)	(7,145)
Total	¥ 549,145		¥ 549,145